UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                          Maxim Aggressive Profile I,
                         Maxim Conservative Profile I,
                           Maxim Moderate Profile I,
                     Maxim Moderately Aggressive Profile I
                  and Maxim Moderately Conservative Profile I
                                   Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            MAXIM          MAXIM
                                                        MAXIM            MAXIM            MAXIM            MODERATELY   MODERATELY
                                                      AGGRESSIVE    CONSERVATIVE         MODERATE        AGGRESSIVE    CONSERVATIVE
                                                      PROFILE I        PROFILE I        PROFILE I         PROFILE I      PROFILE I
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------
ASSETS:
    Investments in securities, market value  (1)  $     68,685,057  $   35,025,708   $  150,030,221   $   156,135,016   $ 40,739,124
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

LIABILITIES:
    Due to investment adviser                                3,267           1,670            7,134             7,427          1,937
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

NET ASSETS                                        $     68,681,790  $   35,024,038   $  150,023,087   $   156,127,589   $ 40,737,187
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                 $        646,380  $      352,859   $    1,456,266   $     1,473,591   $    405,805
    Additional paid-in capital                          63,961,140      34,698,220      142,097,506       147,653,401     39,315,829
    Net unrealized appreciation on investments           9,734,993         639,955       11,776,347        16,884,183      2,521,085
    Undistributed net investment income (loss)             (31,099)          6,816           13,520            15,177          5,791
    Accumulated net realized loss on investments        (5,629,624)       (673,812)      (5,320,552)       (9,898,763)   (1,511,323)
                                                    ---------------   -------------    -------------    -------------- -------------
                                                    ---------------   -------------    -------------    -------------- -------------

NET ASSETS                                        $     68,681,790  $   35,024,038   $  150,023,087   $   156,127,589   $ 40,737,187
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============

NET ASSET VALUE PER OUTSTANDING SHARE             $          10.63  $         9.93   $        10.30   $         10.60   $      10.04
                                                    ===============   =============    =============    ============== =============
                                                    ===============   =============    =============    ============== =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                         150,000,000     150,000,000      150,000,000       130,000,000    150,000,000
    Outstanding                                          6,463,795       3,528,588       14,562,656        14,735,914      4,058,051

(1)  Cost of investments in securities:           $     58,950,064  $   34,385,753   $  138,253,874   $   139,250,833   $ 38,218,039

See notes to financial statements.

MAXIM SERIES FUND, INC.

                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          MAXIM            MAXIM
                                                          MAXIM           MAXIM           MAXIM          MODERATELY     MODERATELY
                                                       AGGRESSIVE      CONSERVATIVE      MODERATE       AGGRESSIVE     CONSERVATIVE
                                                        PROFILE I       PROFILE I       PROFILE I       PROFILE I        PROFILE I
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------
INVESTMENT INCOME:
Income distributions received                          $     46,142 $       440,313  $    1,059,073  $      780,209     $    342,647
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

EXPENSES:
Management fees                                              79,416          42,141         173,209         180,264           47,907
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

NET INVESTMENT INCOME (LOSS)                                (33,274)        398,172         885,864         599,945          294,740
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                          1,501,057         523,786       2,020,555       1,919,670          545,270
Change in net unrealized appreciation on investments      1,610,122        (688,376)        764,023       2,143,617         (57,102)
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

Net realized and unrealized gain (loss) on investments    3,111,179        (164,590)      2,784,578       4,063,287          488,168
                                                      --------------  --------------   -------------   -------------   -------------
                                                      --------------  --------------   -------------   -------------   -------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                        $  3,077,905 $       233,582  $    3,670,442  $    4,663,232     $    782,908
                                                      ==============  ==============   =============   =============   =============
                                                      ==============  ==============   =============   =============   =============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                    MAXIM AGGRESSIVE              MAXIM CONSERVATIVE           MAXIM MODERATE
                                                  PROFILE I PORTFOLIO             PROFILE I PORTFOLIO       PROFILE I PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                 --------------------------   --------------------------  --------------------------
                                                    2004          2003           2004          2003          2004          2003
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 --------------------------   --------------------------  --------------------------
                                                   UNAUDITED                    UNAUDITED                   UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)                  $  (33,274)$     269,629  $     398,172 $     986,303 $     885,864 $   1,772,729
    Net realized gain (loss) on investments        1,501,057    (1,434,601)       523,786       123,915     2,020,555    (2,587,489)
    Capital gain distributions received                            291,570              0       146,123             0       554,229
    Change in net unrealized appreciation on       1,610,122    13,538,806       (688,376)    2,189,505       764,023    16,636,391
       investments
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

    Net increase in net assets resulting from      3,077,905    12,665,404        233,582     3,445,846     3,670,442    16,375,860
       operations
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

DISTRIBUTIONS:
    From net investment income                             0      (267,597)      (398,649)     (997,926)     (887,904)   (1,767,982)
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares             10,957,855    17,540,636      6,072,652    10,961,677    27,294,910    52,095,863
    Reinvestment of distributions                                  267,597        398,649       997,926       887,904     1,767,982
    Redemptions of shares                         (3,745,824)   (6,472,879)    (3,436,916)  (10,380,906)   (6,260,484)   (5,113,509)
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

    Net increase in net assets resulting from      7,212,031    11,335,354      3,034,385     1,578,697    21,922,330    48,750,336
       share transactions
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

    Total increase in net assets                  10,289,936    23,733,161      2,869,318     4,026,617    24,704,868    63,358,214

NET ASSETS:
    Beginning of period                           58,391,854    34,658,693     32,154,720    28,128,103   125,318,219    61,960,005
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

    End of period  (1)                         $  68,681,790 $  58,391,854  $  35,024,038 $  32,154,720 $ 150,023,087 $ 125,318,219
                                                 ============  ============   ============  ============  ============  ============
                                                 ============  ============   ============  ============  ============  ============

OTHER INFORMATION:

SHARES:
    Sold                                           1,053,983     2,024,526        603,118     1,143,794     2,658,249     5,543,278
    Issued in reinvestment of distributions                         27,107         40,308       102,019        86,540       182,298
    Redeemed                                        (363,667)     (731,705)      (342,536)   (1,064,178)     (610,559)     (562,409)
                                                 ------------  ------------   ------------  ------------  ------------  ------------
                                                 ------------  ------------   ------------  ------------  ------------  ------------

    Net increase                                     690,316     1,319,928        300,890       181,635     2,134,230     5,163,167
                                                 ============  ============   ============  ============  ============  ============
                                                 ============  ============   ============  ============  ============  ============

(1)  Including undistributed net                 $  (31,099)$       2,175  $       6,816 $       7,293 $      13,520 $      15,560
     investment income (loss)

                                                                                                                         (Continued)
See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                MAXIM MODERATELY AGGRESSIVE           MAXIM MODERATELY CONSERVATIVE
                                                                    PROFILE I PORTFOLIO                   PROFILE I PORTFOLIO
                                                                -------------------------------------------------------------------
                                                                ------------------------------        -----------------------------
                                                                   2004              2003                2004             2003
                                                                ------------      ------------        ------------     ------------
                                                                ------------------------------        -----------------------------
                                                                    UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                     $     599,945     $   1,698,143       $     294,740    $     744,600
    Net realized gain (loss) on investments                       1,919,670        (3,032,077)            545,270         (503,431)
    Capital gain distributions received                                               548,750                              156,180
    Change in net unrealized appreciation on investments          2,143,617        24,106,976             (57,102)       4,128,295
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

    Net increase in net assets resulting from operations          4,663,232        23,321,792             782,908        4,525,644
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

DISTRIBUTIONS:
    From net investment income                                     (602,068)       (1,694,591)           (295,294)        (753,873)
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                            23,904,850        35,552,480           6,464,898       11,228,618
    Reinvestment of distributions                                   602,068         1,694,591             295,294          753,873
    Redemptions of shares                                        (4,658,797)       (7,622,222)         (2,388,445)      (3,228,385)
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

    Net increase in net assets resulting from share              19,848,121        29,624,849           4,371,747        8,754,106
       transactions
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

    Total increase in net assets                                 23,909,285        51,252,050           4,859,361       12,525,877

NET ASSETS:
    Beginning of period                                         132,218,304        80,966,254          35,877,826       23,351,949
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

    End of period  (1)                                        $ 156,127,589     $ 132,218,304       $  40,737,187    $  35,877,826
                                                                ============      ============        ============     ============
                                                                ============      ============        ============     ============

OTHER INFORMATION:

SHARES:
    Sold                                                          2,276,214         3,903,479             644,300        1,210,049
    Issued in reinvestment of distributions                          57,068           172,705              29,529           78,736
    Redeemed                                                       (443,479)         (851,404)           (237,422)        (349,702)
                                                                ------------      ------------        ------------     ------------
                                                                ------------      ------------        ------------     ------------

    Net increase                                                  1,889,803         3,224,780             436,407          939,083
                                                                ============      ============        ============     ============
                                                                ============      ============        ============     ============

(1)  Including undistributed net investment income            $      15,177     $      17,300       $       5,791    $       6,345

                                                                                                                        (Concluded)
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended               Year Ended December 31,
                                   June 30, 2004 2003       2002 ~       2001 ~ ^   2000 ~      1999 ~
                                   ----------------------  ----------  ----------  ----------  ----------
                                   ----------------------  ----------  ----------  ----------  ----------
                                         UNAUDITED
Net Asset Value, Beginning of Period $ 10.11 $      7.78 $      9.48 $     10.93 $     12.34 $     10.79

Income from Investment Operations

Net investment income                               0.05        0.03        0.03        0.57        0.04
Capital gain distributions received                 0.05        0.10        0.25        0.27        0.97
                                   ----------  ----------  ----------  ----------  ----------  ----------
                                   ----------  ----------  ----------  ----------  ----------  ----------

    Total distributions received        0.00        0.10        0.13        0.28        0.84        1.01

Net realized and unrealized gain (loss) on
    investments                         0.52        2.28       (1.80)      (0.98)      (1.66)       1.35
                                   ----------  ----------  ----------  ----------  ----------  ----------
                                   ----------  ----------  ----------  ----------  ----------  ----------

Total Income (Loss) From
    Investment Operations               0.52        2.38       (1.67)      (0.70)      (0.82)       2.36
                                   ----------  ----------  ----------  ----------  ----------  ----------
                                   ----------  ----------  ----------  ----------  ----------  ----------

Less Distributions

From net investment income                         (0.05)      (0.03)      (0.46)      (0.27)      (0.01)
From net realized gains                                                    (0.29)      (0.32)      (0.80)
                                   ----------  ----------  ----------  ----------  ----------  ----------
                                   ----------  ----------  ----------  ----------  ----------  ----------

Total Distributions                     0.00       (0.05)      (0.03)      (0.75)      (0.59)      (0.81)
                                   ----------  ----------  ----------  ----------  ----------  ----------
                                   ----------  ----------  ----------  ----------  ----------  ----------

Net Asset Value, End of Period   $     10.63 $     10.11 $      7.78 $      9.48 $     10.93 $     12.34
                                   ==========  ==========  ==========  ==========  ==========  ==========
                                   ==========  ==========  ==========  ==========  ==========  ==========


Total Return                           5.14% o    30.57%     (17.62%)     (5.75%)     (6.82%)     21.83%

Net Assets, End of Period ($000) $    68,682 $    58,392 $    34,659 $    33,773 $    27,131 $    19,007

Ratio of Expenses to Average Net Assets0.25% *     0.25%       0.25%       0.25%       0.25%       0.25%

Ratio of Net Investment Income to
    Average Net Assets                (0.10%)*     0.61%       0.41%       1.40%       0.17%       0.09%

Portfolio Turnover Rate               18.26% o    50.10%      76.79%      96.98%      91.73%      77.51%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 ^ The per share information was computed based on average shares.

 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                      Six Months Ended              Year Ended December 31,
                                    June 30, 2004  2003       2002 ~      2001 ~    2000 ~      1999 ~
                                    ----------------------   ---------  ---------  ----------  ---------
                                    ----------------------   ---------  ---------  ----------  ---------
                                          UNAUDITED
Net Asset Value, Beginning of Peri$d     9.96  $     9.23  $     9.65 $    10.12 $     10.11 $    10.30

Income from Investment Operations

Net investment income                           0.11         0.30      0.23       0.43  0.71       0.43
Capital gain distributions received                  0.05        0.09       0.14        0.19       0.24
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

    Total distributions received         0.11        0.35        0.32       0.57        0.90       0.67

Net realized and unrealized gain (loss) on
    investments                         (0.03)       0.69       (0.52)     (0.27)      (0.32)     (0.17)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Total Income (Loss) From
    Investment Operations                0.08        1.04       (0.20)      0.30        0.58       0.50
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Less Distributions

From net investment income              (0.11)      (0.31)      (0.22)     (0.61)      (0.53)     (0.41)
From net realized gains                                                    (0.16)      (0.04)     (0.28)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Total Distributions                     (0.11)      (0.31)      (0.22)     (0.77)      (0.57)     (0.69)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Net Asset Value, End of Period    $      9.93  $     9.96  $     9.23 $     9.65 $     10.12 $    10.11
                                    ==========   =========   =========  =========  ==========  =========
                                    ==========   =========   =========  =========  ==========  =========


Total Return                            0.85% o    11.33%      (0.69%)     2.91%       5.86%      4.86%

Net Assets, End of Period ($000)  $    35,024  $   32,155  $   28,128 $   20,349 $    17,421 $   17,142

Ratio of Expenses to Average Net Assets 0.25% *     0.25%       0.25%      0.25%       0.25%      0.25%

Ratio of Net Investment Income to
    Average Net Assets                  2.36% *     3.13%       3.92%      4.58%       4.69%      3.94%

Portfolio Turnover Rate                24.68% o    86.47%      82.41%     84.75%      63.09%     80.14%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                Year Ended December 31,
                                    June 30, 2004  2003       2002 ~      2001 ~    2000 ~      1999 ~
                                    ----------------------   ---------  ---------  ----------  ---------
                                    ----------------------   ---------  ---------  ----------  ---------
                                          UNAUDITED
Net Asset Value, Beginning of Peri$d    10.08  $     8.53  $     9.54 $    10.42 $     11.25 $    10.50

Income from Investment Operations

Net investment income                    0.06        0.16        0.14       0.17        0.57       0.23
Capital gain distributions received                  0.04        0.09       0.19        0.31       0.70
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

    Total distributions received         0.06        0.20        0.23       0.36        0.88       0.93

Net realized and unrealized gain (loss) on
    investments                          0.22        1.51       (1.10)     (0.66)      (1.03)      0.78
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Total Income (Loss) From
    Investment Operations                0.28        1.71       (0.87)     (0.30)      (0.15)      1.71
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Less Distributions

From net investment income              (0.06)      (0.16)      (0.14)     (0.45)      (0.44)     (0.18)
From net realized gains                                                    (0.13)      (0.24)     (0.78)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Total Distributions                     (0.06)      (0.16)      (0.14)     (0.58)      (0.68)     (0.96)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Net Asset Value, End of Period    $     10.30  $    10.08  $     8.53 $     9.54 $     10.42 $    11.25
                                    ==========   =========   =========  =========  ==========  =========
                                    ==========   =========   =========  =========  ==========  =========


Total Return                            2.79% o    20.19%      (8.52%)    (2.74%)     (1.38%)    16.43%

Net Assets, End of Period ($000)  $   150,023  $  125,318  $   61,960 $   50,729 $    37,808 $   27,961

Ratio of Expenses to Average Net Assets 0.25% *     0.25%       0.25%      0.25%       0.25%      0.25%

Ratio of Net Investment Income to
    Average Net Assets                  1.28% *     2.17%       2.44%      3.22%       2.32%      1.91%

Portfolio Turnover Rate                14.51% o    57.76%      77.11%     93.99%      76.55%    105.60%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                   Year Ended December 31,
                                    June 30, 2004  2003       2002 ~      2001 ~    2000 ~      1999 ~
                                    ----------------------   ---------  ---------  ----------  ---------
                                    ----------------------   ---------  ---------  ----------  ---------
                                          UNAUDITED
Net Asset Value, Beginning of Peri$d    10.29  $     8.42  $     9.73 $    10.81 $     12.18 $    10.67

Income from Investment Operations

Net investment income                    0.04        0.14        0.10       0.01        0.56       0.14
Capital gain distributions received                  0.04        0.09       0.22        0.33       0.77
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

    Total distributions received         0.04        0.18        0.19       0.23        0.89       0.91

Net realized and unrealized gain (loss) on
    investments                          0.31        1.83       (1.40)     (0.75)      (1.39)      1.43
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Total Income (Loss) From
    Investment Operations                0.35        2.01       (1.21)     (0.52)      (0.50)      2.34
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Less Distributions

From net investment income              (0.04)      (0.14)      (0.10)     (0.44)      (0.35)     (0.10)
From net realized gains                                                    (0.12)      (0.52)     (0.73)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Total Distributions                     (0.04)      (0.14)      (0.10)     (0.56)      (0.87)     (0.83)
                                    ----------   ---------   ---------  ---------  ----------  ---------
                                    ----------   ---------   ---------  ---------  ----------  ---------

Net Asset Value, End of Period    $     10.60  $    10.29  $     8.42 $     9.73 $     10.81 $    12.18
                                    ==========   =========   =========  =========  ==========  =========
                                    ==========   =========   =========  =========  ==========  =========


Total Return                            3.41% o    23.94%     (12.03%)    (4.64%)     (4.34%)    22.05%

Net Assets, End of Period ($000)  $   156,128  $  132,218  $   80,966 $   69,288 $    52,878 $   36,469

Ratio of Expenses to Average Net Assets 0.25% *     0.25%       0.25%      0.25%       0.25%      0.25%

Ratio of Net Investment Income to
    Average Net Assets                  1.00% *     2.00%       2.00%      2.39%       1.25%      0.96%

Portfolio Turnover Rate                25.04% o    53.30%      76.97%     96.23%      74.26%    101.16%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                             (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                 Six Months Year                  Ended December 31,
                                      Ended
                                    June 30,     2003       2002 ~      2001 ~    2000 ~     1999 ~
                                      2004
                                   ----------------------  ---------  ---------  ---------   --------
                                   ----------------------  ---------  ---------  ---------   --------
                                         UNAUDITED
Net Asset Value, Beginning of    $      9.91 $      8.71 $     9.47 $    10.13 $    10.60  $   10.47
Period

Income from Investment Operations

Net investment income                   0.07        0.22       0.17       0.27       0.54       0.31
Capital gain distributions                          0.04       0.09       0.18       0.41       0.45
received
                                   ----------  ----------  ---------  ---------  ---------   --------
                                   ----------  ----------  ---------  ---------  ---------   --------

    Total distributions received        0.07        0.26       0.26       0.45       0.95       0.76

Net realized and unrealized gain (loss) on
    investments                         0.13        1.17     (0.86)     (0.51)     (0.97)       0.10
                                   ----------  ----------  ---------  ---------  ---------   --------
                                   ----------  ----------  ---------  ---------  ---------   --------

Total Income (Loss) From
    Investment Operations               0.20        1.43     (0.60)     (0.06)     (0.02)       0.86
                                   ----------  ----------  ---------  ---------  ---------   --------
                                   ----------  ----------  ---------  ---------  ---------   --------

Less Distributions

From net investment income            (0.07)      (0.23)     (0.16)     (0.47)     (0.40)     (0.27)
From net realized gains                                                 (0.13)     (0.05)     (0.46)
                                   ----------  ----------  ---------  ---------  ---------   --------
                                   ----------  ----------  ---------  ---------  ---------   --------

Total Distributions                   (0.07)      (0.23)     (0.16)     (0.60)     (0.45)     (0.73)
                                   ----------  ----------  ---------  ---------  ---------   --------
                                   ----------  ----------  ---------  ---------  ---------   --------

Net Asset Value, End of Period         10.04 $      9.91 $     8.71 $     9.47 $    10.13  $   10.60
                                   ==========  ==========  =========  =========  =========   ========
                                   ==========  ==========  =========  =========  =========   ========


Total Return                           2.06% o    16.49%    (5.31%)    (0.66%)    (0.12%)      8.34%

Net Assets, End of Period ($000)      40,737 $    35,878 $   23,352 $   18,788 $   16,132  $  13,672

Ratio of Expenses to Average Net       0.25% *     0.25%      0.25%      0.25%      0.25%      0.25%
Assets #

Ratio of Net Investment Income
to
    Average Net Assets                 1.53% *     2.65%      3.09%      3.62%      3.19%      2.70%

Portfolio Turnover Rate               23.43% o    61.38%     82.07%     95.19%     80.88%    116.96%


~   Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

# Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial                                                                       (Concluded)
statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2004, there were 35 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2004, in which the issuer was an affiliate of a Portfolio, is included on the following pages:




                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     6/30/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderate Profile I
       Portfolio
        Maxim Federated Bond
        Portfolio                     753,613      7,510,882  $  2,146,884  $   2,258,760      (65,860)  $    119,605     7,294,975
        Maxim Global Bond
        Portfolio                   1,418,108      7,732,319     7,393,765        373,109       17,032         99,453    14,450,516
        Maxim Janus High Yield
        Bond Portfolio                722,274      7,658,989     2,187,966      2,115,036       87,065        264,413     7,396,088
        Maxim Short Duration
        Bond Portfolio              2,130,884     18,068,719     5,300,032      1,252,751          904        289,501    21,798,945


                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     6/30/2004
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Moderately Aggressive
       Profile I Portfolio
        Maxim Ariel MidCap
        Value Portfolio             1,038,750     9,974,169   $  13,075,638 $     355,458       91,249   $     22,544    23,413,422
        Maxim Global Bond
        Portfolio                   1,466,326     8,051,781      7,499,506        301,438       13,660        102,826    14,941,864
        Maxim INVESCO ADR
        Portfolio                     697,150    11,337,588      1,882,435      3,050,292      (82,621)             0    10,715,195
        Maxim Janus High Yield
        Bond Portfolio                746,880     7,979,903      2,167,986      2,156,125       87,390        273,399     7,648,047
        Maxim Janus Large Cap
        Growth Portfolio            1,917,830    16,678,558      6,376,893        556,271      109,626              0    23,397,530
        Maxim MFS(R)
        International Growth
        Portfolio                     808,219    11,389,777      1,884,786      2,596,882       644,982             0    10,523,008


3. PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile I Portfolio                               18,835,816      11,656,942
     Conservative Profile I Portfolio                             11,395,587       8,361,773
     Moderate Profile I Portfolio                                 42,088,697      20,168,051
     Moderately Aggressive Profile I Portfolio                    56,106,285      36,260,019
     Moderately Conservative Profile I Portfolio                  13,395,569       9,024,388

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 were as follows:

                              Cost For
                               Income                                                  Net
                                 Tax             Gross              Gross          Unrealized
                              Purposes       Appreciation       Depreciation      Appreciation
                             ------------    --------------     --------------    --------------
     Aggressive Profile
        I Portfolio        $    58,989,937  $    9,695,120       $         0     $     9,695,120

     Conservative
        Profile I               34,444,403       1,099,360          (518,055)            581,305
        Portfolio

     Moderate Profile I
        Portfolio              138,371,411      12,949,500        (1,290,690)         11,658,810

     Moderately
        Aggressive
        Profile I              139,837,327      17,006,892          (709,203)         16,297,689
        Portfolio

     Moderately
        Conservative
        Profile I               38,283,818       2,881,063          (425,757)          2,455,306
        Portfolio


5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      Each Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolios had available for federal income tax purposes unused capital loss carryforwards expiring in the years indicated:

                                                         2009           2010            2011
                                                      -----------    ------------    ------------

     Aggressive Profile I Portfolio               $   1,494,977        2,026,312       1,494,168
     Conservative Profile I Portfolio                         0          592,446         384,016
     Moderate Profile I Portfolio                       953,657        1,945,929       1,560,075
     Moderately Aggressive Profile I Portfolio        1,963,561        3,740,588       2,808,893
     Moderately Conservative Profile I Portfolio        390,478          480,139         435,545


6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.


Schedule of Investments
June 30, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                   Maxim Aggressive Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
     599,347     Maxim Ariel MidCap Value Portfolio                        $     13,509,280
     395,279     Maxim Ariel Small-Cap Value Portfolio                            5,316,502
     453,028     Maxim INVESCO ADR Portfolio                                      6,963,044
     829,882     Maxim Janus Large Cap Growth Portfolio                          10,124,556
     261,387     Maxim Loomis Sayles Small-Cap Value Portfolio                    5,295,698
     524,387     Maxim MFS(R)International Growth Portfolio                       6,827,520
     224,812     Maxim MFS(R)Small-Cap Growth Portfolio                           3,432,881
     193,804     Maxim T. Rowe Price Equity/Income Portfolio                      3,401,263
     401,837     Maxim T. Rowe Price MidCap Growth Portfolio                      6,943,741
     562,240     Maxim Templeton(R)International Equity Portfolio                 6,870,572
                                                                              --------------
                                                                              --------------

Total Aggressive Profile I Portfolio                                       $     68,685,057
                                                                              ==============
                                                                              ==============
(Cost of Investments $58,950,064)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  Maxim Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      79,732     Maxim Ariel MidCap Value Portfolio                        $      1,797,170
     358,618     Maxim Federated Bond Portfolio                                   3,471,418
     506,052     Maxim Global Bond Portfolio                                      5,156,671
      40,273     Maxim INVESCO ADR Portfolio                                        618,994
     343,814     Maxim Janus High Yield Bond Portfolio                            3,520,655
     294,357     Maxim Janus Large Cap Growth Portfolio                           3,591,153
      46,329     Maxim MFS(R)International Growth Portfolio                         603,206
   1,013,948     Maxim Short Duration Bond Portfolio                             10,372,687
     103,126     Maxim T. Rowe Price Equity/Income Portfolio                      1,809,856
      49,973     Maxim Templeton(R)International Equity Portfolio                   610,665
     296,604     Maxim U.S. Government Mortgage Securities Portfolio              3,473,233
                                                                              --------------
                                                                              --------------

Total Conservative Profile I Portfolio                                     $     35,025,708
                                                                              ==============
                                                                              ==============
(Cost of Investments $34,385,753)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                    Maxim Moderate Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

     669,640     Maxim Ariel MidCap Value Portfolio                        $     15,093,680
     294,374     Maxim Ariel Small-Cap Value Portfolio                            3,959,326
     753,613     Maxim Federated Bond Portfolio                                   7,294,975
   1,418,108     Maxim Global Bond Portfolio                                     14,450,516
     506,068     Maxim INVESCO ADR Portfolio                                      7,778,271
     722,274     Maxim Janus High Yield Bond Portfolio                            7,396,088
   1,236,381     Maxim Janus Large Cap Growth Portfolio                          15,083,852
     194,665     Maxim Loomis Sayles Small-Cap Value Portfolio                    3,943,905
     585,841     Maxim MFS(R)International Growth Portfolio                       7,627,649
     502,316     Maxim MFS(R)Small-Cap Growth Portfolio                           7,670,365
   2,130,884     Maxim Short Duration Bond Portfolio                             21,798,944
     866,141     Maxim T. Rowe Price Equity/Income Portfolio                     15,200,778
     448,916     Maxim T. Rowe Price MidCap Growth Portfolio                      7,757,273
     628,124     Maxim Templeton(R)International Equity Portfolio                 7,675,680
     623,307     Maxim U.S. Government Mortgage Securities Portfolio              7,298,919
                                                                              --------------
                                                                              --------------

Total Moderate Profile I Portfolio                                         $    150,030,221
                                                                              ==============
                                                                              ==============
(Cost of Investments $138,253,874)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

   1,038,750     Maxim Ariel MidCap Value Portfolio                        $     23,413,422
     304,442     Maxim Ariel Small-Cap Value Portfolio                            4,094,739
     389,626     Maxim Federated Bond Portfolio                                   3,771,584
   1,466,326     Maxim Global Bond Portfolio                                     14,941,864
     697,150     Maxim INVESCO ADR Portfolio                                     10,715,195
     746,880     Maxim Janus High Yield Bond Portfolio                            7,648,047
   1,917,830     Maxim Janus Large Cap Growth Portfolio                          23,397,532
     201,321     Maxim Loomis Sayles Small-Cap Value Portfolio                    4,078,763
     808,219     Maxim MFS(R)International Growth Portfolio                      10,523,008
     519,480     Maxim MFS(R)Small-Cap Growth Portfolio                           7,932,452
     734,456     Maxim Short Duration Bond Portfolio                              7,513,488
     895,707     Maxim T. Rowe Price Equity/Income Portfolio                     15,719,657
     464,259     Maxim T. Rowe Price MidCap Growth Portfolio                      8,022,400
     866,550     Maxim Templeton(R)International Equity Portfolio                10,589,247
     322,256     Maxim U.S. Government Mortgage Securities Portfolio              3,773,618
                                                                              --------------
                                                                              --------------

Total Moderately Aggressive Profile I Portfolio                            $    156,135,016
                                                                              ==============
                                                                              ==============
(Cost of Investments $139,250,833)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2004

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
            Maxim Moderately Conservative Profile I Portfolio
Common Stock
Shares                                                                          Value ($)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

      91,530     Maxim Ariel MidCap Value Portfolio                        $      2,063,078
      80,480     Maxim Ariel Small-Cap Value Portfolio                            1,082,451
     308,952     Maxim Federated Bond Portfolio                                   2,990,659
     387,573     Maxim Global Bond Portfolio                                      3,949,364
     138,362     Maxim INVESCO ADR Portfolio                                      2,126,625
     197,421     Maxim Janus High Yield Bond Portfolio                            2,021,588
     337,963     Maxim Janus Large Cap Growth Portfolio                           4,123,143
      53,219     Maxim Loomis Sayles Small-Cap Value Portfolio                    1,078,223
     160,161     Maxim MFS(R)International Growth Portfolio                       2,085,296
     970,639     Maxim Short Duration Bond Portfolio                              9,929,638
     118,387     Maxim T. Rowe Price Equity/Income Portfolio                      2,077,692
     122,725     Maxim T. Rowe Price MidCap Growth Portfolio                      2,120,694
     171,720     Maxim Templeton(R)International Equity Portfolio                 2,098,418
     255,530     Maxim U.S. Government Mortgage Securities Portfolio              2,992,255
                                                                              --------------
                                                                              --------------

Total Moderately Conservative Profile I Portfolio                          $     40,739,124
                                                                              ==============
                                                                              ==============
(Cost of Investments $38,218,039)


See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004